Segment Reporting - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 reportable_segment	Dec. 31, 2016	Dec. 31, 2016 reportable_segment	Dec. 31, 2016 segment
Segment Reporting [Abstract]
Number of Reportable Segments	2		2	2
Description of Effect on Previously Reported Segment Information for Change in Composition of Reportable Segments		Through June 30, 2016, we presented CGP as two separate reportable segments: CGP Casinos and CIE. Subsequent to the sale of the SMG Business (see Note 1) the remaining CIE business is not material. Therefore, we no longer consider CIE to be a separate reportable segment, and CGP Casinos and CIE have been combined for all periods presented as the CGP segment. Additionally, CEOC was a reportable segment until its deconsolidation effective January 15, 2015.